DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivative assets:
Total assets	$ 875	$ 608
Derivative liabilities:
Total liabilities	49	214
SWAP - convertible debts [Member]
Derivative assets:
Total assets	750	366
Option contracts [Member]
Derivative assets:
Total assets	106	242
Derivative liabilities:
Total liabilities	49	214
Other [Member]
Derivative assets:
Total assets	$ 19